Investments in associates and joint ventures (Tables)	6 Months Ended
Sep. 30, 2022
Investment in associates and joint ventures
Schedule of joint ventures and associates

	30 September	31 March
	2022	2022
	€m	€m
INWIT S.p.A.[1]	—	2,851
VodafoneZiggo Group Holding B.V.	893	822
TPG Telecom Limited	123	84
Other	49	24
Investment in joint ventures	1,065	3,781
INWIT S.p.A.[1]	2,778	—
Safaricom PLC	478	428
Other	60	59
Investment in associates	3,316	487
	4,381	4,268

Note:

1.	The shareholders’ agreement between the Group and Telecom Italia was terminated on 3 August 2022 due to a change in Telecom Italia’s shareholding in INWIT S.p.A. As a result, INWIT S.p.A. ceased to be a joint venture of the Group and is now classified as an associate.